Taxation (Current and Deferred Portion of Income Tax Expense and Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax provision	¥ 52,646		¥ 31,383	¥ 29,024
Deferred tax provision	(42,752)		(7,605)	2,580
Income tax expenses	¥ 9,894	$ 1,439	¥ 23,778	¥ 31,604